Goodwill and intangible assets with indefinite useful lives - narrative (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Goodwill and intangible assets with indefinite useful lives
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Acquisitions through business combinations, intangible assets and goodwill	€ 34,000,000
Transfers to Assets held for sale	11,000,000	€ 63,000,000
Impairment charges, goodwill and intangible assets with indefinite lives	0	0	€ 0
FCA US LLC
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Acquisitions through business combinations, intangible assets and goodwill	€ 11,008,000,000	10,801,000,000
Name of acquiree	FCA US
Vari-Form Inc.
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Acquisitions through business combinations, intangible assets and goodwill	€ 34,000,000
Name of acquiree	Vari-Form
Magneti Marelli S.p.A.
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Transfers to Assets held for sale		€ (63,000,000)